Segment Information (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Geographic locations	one
Brazil [Member]
Disclosure of operating segments [line items]
Percentage of Net Revenue	100.00%	100.00%